UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                     March 31, 2010
                                                  --------------

Check here if Amendment [   ]; Amendment Number:
                                                  --------------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            ----------------------------------------------------
Address:    7701 France Avenue South, Suite 500
            ----------------------------------------------------
            Edina, Minnesota 55435
            ----------------------------------------------------

Form 13F File No:  28-03099
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
        --------------------------------------------------------
Title:  Chief Financial Officer and Chief Compliance Officer
        --------------------------------------------------------
Phone:  (952) 841-0400
         -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne             Edina, Minnesota          May 2, 2010
-----------------------------------------------------------------------
     (Signature)                  City/State                 (Date)

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:               105

Form 13F Information Table Value Total:          $340,037
                                              (thousands)

List of Other Included Managers:                     None





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



                                                   KOPP INVESTMENT ADVISORS, LLC
                                                     FORM 13F INFORMATION TABLE

                                                           MARCH 31, 2010



                                                                                                              VOTING AUTHORITY
                                     TITLE                   VALUE           SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                      OF CLASS      CUSIP   (X$1000)    SHARES PRN CALL DISCRETION MANAGERS      SOLE SHARED  NONE

3M Company                            COM       88579Y101    1,070    12,804 SH  N/A    Other      N/A       11,324         1,480
ADC Telecommunications              COM NEW     000886309    2,626   359,284 SH  N/A    Other      N/A      359,284
Adept Tech Inc.                     COM NEW     006854202    3,052   653,600 SH  N/A   Defined     N/A      653,600
Adept Tech Inc.                     COM NEW     006854202    2,059   440,805 SH  N/A    Other      N/A      440,805
Aflac Incorporated                    COM       001055102    1,361    25,060 SH  N/A    Other      N/A       22,110         2,950
Akorn, Inc.                           COM       009728106       80    52,000 SH  N/A    Other      N/A       52,000
American Express                      COM       025816109    1,132    27,428 SH  N/A    Other      N/A       23,998         3,430
American Superconductor Corp.         COM       030111108    2,198    76,060 SH  N/A    Other      N/A       68,515         7,545
Angiodynamics                         COM       03475V101    6,083   389,443 SH  N/A    Other      N/A      347,360        42,083
Array Biopharma Inc.                  COM       04269X105    5,490 2,003,536 SH  N/A   Defined     N/A    2,003,536
Array Biopharma Inc.                  COM       04269X105    8,325 3,038,476 SH  N/A    Other      N/A    2,798,976        239,500
ATS Medical Inc.                      COM       002083103      186    71,400 SH  N/A    Other      N/A       71,400
Aviat Networks, Inc.                  COM       05366Y102      597    90,000 SH  N/A   Defined     N/A       90,000
Aviat Networks, Inc.                  COM       05366Y102      274    41,350 SH  N/A    Other      N/A       41,350
Bank of America Corp.                 COM       060505104      946    52,997 SH  N/A    Other      N/A       45,992         7,005
Baxter International                  COM       071813109      251     4,308 SH  N/A    Other      N/A        4,228          80
Biosante Pharmaceuticals Inc.       COM NEW     09065V203    2,618 1,462,489 SH  N/A   Defined     N/A    1,462,489
Biosante Pharmaceuticals Inc.       COM NEW     09065V203      982   548,716 SH  N/A    Other      N/A      548,716
BluePhoenix Solutions, Ltd.           SHS       M20157109    1,493   606,867 SH  N/A    Other      N/A      539,521        67,346
Caliper Life Sciences                 COM       130872104    1,153   295,000 SH  N/A   Defined     N/A      295,000
Caliper Life Sciences                 COM       130872104    7,802 1,995,365 SH  N/A    Other      N/A    1,775,245        220,120
Cardiome Pharma Corp.               COM NEW     14159U202      132    20,000 SH  N/A   Defined     N/A       20,000
Cardiome Pharma Corp.               COM NEW     14159U202    9,093 1,375,621 SH  N/A    Other      N/A    1,240,011        135,610
Cepheid Inc.                          COM       15670R107      584    33,437 SH  N/A    Other      N/A       32,762          675
Cisco System Inc.                     COM       17275R102      251     9,627 SH  N/A    Other      N/A        9,227          400
Clean Energy Fuels Corp.              COM       184499101    3,996   175,410 SH  N/A    Other      N/A      160,840        14,570
Compellent Technologies, Inc.         COM       20452A108    3,826   218,012 SH  N/A    Other      N/A      188,412        29,600
Comverge Inc.                         COM       205859101    4,646   410,787 SH  N/A    Other      N/A      361,852        48,935
ConocoPhillips                        COM       20825C104      837    16,348 SH  N/A    Other      N/A       14,308         2,040
Constant Contact, Inc.                COM       210313102    2,345   100,785 SH  N/A    Other      N/A       90,775        10,010
CPEX Pharmaceuticals, Inc.            COM       12620N104      159    10,000 SH  N/A    Other      N/A       10,000
Cybersource Corp.                     COM       23251J106    2,741   155,202 SH  N/A    Other      N/A      139,429        15,773
Deere & Co.                           COM       244199105    1,019    17,145 SH  N/A    Other      N/A       15,000         2,145
Dexcom Inc.                           COM       252131107      129    13,200 SH  N/A    Other      N/A       13,200
Dow Chemical Co.                      COM       260543103    1,096    37,075 SH  N/A    Other      N/A       32,285         4,790
Durect Corp.                          COM       266605104      436   145,000 SH  N/A   Defined     N/A      145,000
Durect Corp.                          COM       266605104    1,643   545,775 SH  N/A    Other      N/A      467,000        78,775
El Paso Corp.                         COM       28336L109      137    12,615 SH  N/A    Other      N/A       12,615
Emcore Corp.                          COM       290846104    6,492 5,365,000 SH  N/A   Defined     N/A    5,365,000
Emcore Corp.                          COM       290846104    2,225 1,838,900 SH  N/A    Other      N/A    1,838,900
Epicor Software Corp.                 COM       29426L108    1,673   175,000 SH  N/A   Defined     N/A      175,000
Epicor Software Corp.                 COM       29426L108      985   103,000 SH  N/A    Other      N/A      103,000
Finisar Corp.                       COM NEW     31787A507   15,466   988,225 SH  N/A   Defined     N/A      988,225
Finisar Corp.                       COM NEW     31787A507   14,280   912,472 SH  N/A    Other      N/A      856,053        56,419
FMC Technologies, Inc.                COM       30249U101    1,112    17,200 SH  N/A    Other      N/A       15,065         2,135
Harmonic Inc.                         COM       413160102    2,905   460,398 SH  N/A   Defined     N/A      460,398
Harmonic Inc.                         COM       413160102      834   132,159 SH  N/A    Other      N/A      125,709         6,450
Harvard Bioscience                    COM       416906105      581   150,000 SH  N/A   Defined     N/A      150,000
Harvard Bioscience                    COM       416906105      438   113,255 SH  N/A    Other      N/A      110,055         3,200
Home Depot Inc.                       COM       437076102      999    30,890 SH  N/A    Other      N/A       26,580         4,310
Icad Inc.                             COM       44934S107    3,662 2,409,491 SH  N/A    Other      N/A    2,162,651        246,840
Illumina, Inc.                        COM       452327109      364     9,350 SH  N/A    Other      N/A        9,350
Intel Corp.                           COM       458140100      222     9,950 SH  N/A    Other      N/A        9,519          431
Iris Intl. Inc.                       COM       46270W105    4,460   436,864 SH  N/A    Other      N/A      394,659        42,205
Johnson & Johnson                     COM       478160104      855    13,110 SH  N/A    Other      N/A       11,745         1,365
Johnson Controls Inc.                 COM       478366107    1,309    39,686 SH  N/A    Other      N/A       34,946         4,740
Kandi Technologies Corp.              COM       483709101      111    22,500 SH  N/A    Other      N/A       22,500
LTX-Credence Corp.                    COM       502403108    2,276   756,210 SH  N/A    Other      N/A      685,425        70,785
Luminex Corp.                         COM       55027E102      780    46,390 SH  N/A    Other      N/A       45,370         1,020
Marriott Intl. Inc.                   CL A      571903202    1,194    37,883 SH  N/A    Other      N/A       33,089         4,795
Medtox Scientific Inc.              COM NEW     584977201    2,747   268,036 SH  N/A    Other      N/A      244,681        23,355
Mindspeed Technologies Inc.         COM NEW     602682205    7,754   968,046 SH  N/A   Defined     N/A      968,046
Mindspeed Technologies Inc.         COM NEW     602682205    1,989   248,373 SH  N/A    Other      N/A      247,368         1,005
NetScout Systems Inc.                 COM       64115T104    4,574   309,260 SH  N/A    Other      N/A      270,985        38,275
Network Equipment                     COM       641208103   14,931 2,709,800 SH  N/A   Defined     N/A    2,709,800
Network Equipment                     COM       641208103    9,076 1,647,155 SH  N/A    Other      N/A    1,528,470        118,685
Nuvasive Inc.                         COM       670704105    6,696   148,145 SH  N/A    Other      N/A      131,440        16,705
Oclaro, Inc.                          COM       67555N107   22,283 8,132,494 SH  N/A   Defined     N/A    8,132,494
Oclaro, Inc.                          COM       67555N107   10,048 3,667,175 SH  N/A    Other      N/A    3,613,675        53,500
Oplink Communications               COM NEW     68375Q403    2,357   127,145 SH  N/A   Defined     N/A      127,145
Oplink Communications               COM NEW     68375Q403    1,673    90,250 SH  N/A    Other      N/A       90,250
Orthovita Inc.                        COM       68750U102    5,850 1,373,287 SH  N/A    Other      N/A    1,222,942        150,345
Pepsico Inc.                          COM       713448108      941    14,225 SH  N/A    Other      N/A       12,420         1,805
Phase Forward Inc.                    COM       71721R406    6,255   477,880 SH  N/A    Other      N/A      431,900        45,980
PLX Technology                        COM       693417107    2,767   525,000 SH  N/A   Defined     N/A      525,000
PLX Technology                        COM       693417107    4,827   915,955 SH  N/A    Other      N/A      824,375        91,580
PMC-Sierra Inc.                       COM       69344F106      357    40,000 SH  N/A    Other      N/A       40,000
Procter & Gamble                      COM       742718109      886    13,996 SH  N/A    Other      N/A       12,341         1,655
Quidel Corp.                          COM       74838J101    4,521   310,919 SH  N/A    Other      N/A      276,854        34,065
RAE Systems                           COM       75061P102    3,772 4,628,777 SH  N/A   Defined     N/A    4,628,777
RAE Systems                           COM       75061P102    1,678 2,059,375 SH  N/A    Other      N/A    2,059,375
Regeneron Pharma                      COM       75886F107    4,238   160,000 SH  N/A   Defined     N/A      160,000
Regeneron Pharma                      COM       75886F107    7,248   273,628 SH  N/A    Other      N/A      258,448        15,180
RF Monolithics Inc.                   COM       74955F106       13    10,000 SH  N/A    Other      N/A       10,000
RTI Biologics, Inc.                   COM       74975N105    3,464   800,000 SH  N/A   Defined     N/A      800,000
RTI Biologics, Inc.                   COM       74975N105   10,225 2,361,384 SH  N/A    Other      N/A    2,164,334        197,050
Sandisk Corp.                         COM       80004C101    1,143    33,000 SH  N/A    Other      N/A       33,000
Sangamo Biosciences                   COM       800677106    5,305   978,790 SH  N/A   Defined     N/A      978,790
Sangamo Biosciences                   COM       800677106    4,314   795,974 SH  N/A    Other      N/A      760,044        35,930
Schwab Charles Corp.                  COM       808513105      940    50,280 SH  N/A    Other      N/A       44,220         6,060
Southern Company                      COM       842587107    1,044    31,485 SH  N/A    Other      N/A       27,575         3,910
Southwest Airlines Co                 COM       844741108    1,102    83,350 SH  N/A    Other      N/A       73,335        10,015
SPDR Trust Ser 1                 UNIT SER 1 S&P 78462F103      708     6,050 SH  N/A    Other      N/A        6,050
SunOpta, Inc.                         COM       8676EP108    7,376 1,777,388 SH  N/A    Other      N/A    1,603,543        173,845
Superconductor Technologies         COM NEW     867931305   13,919 4,734,400 SH  N/A   Defined     N/A    4,734,400
Superconductor Technologies         COM NEW     867931305    2,376   808,175 SH  N/A    Other      N/A      805,575         2,600
Tellabs Inc.                          COM       879664100      148    19,610 SH  N/A    Other      N/A       19,610
Texas Instruments Inc.                COM       882508104      997    40,725 SH  N/A    Other      N/A       35,610         5,115
Thoratec Corp.                      COM NEW     885175307    3,047    91,091 SH  N/A    Other      N/A       81,366         9,725
Vanguard Index FDS                STK MRK ETF   922908769      215     3,600 SH  N/A    Other      N/A        3,600
Verizon Communications Inc.           COM       92343V104      886    28,552 SH  N/A    Other      N/A       25,297         3,255
Vivus Inc.                            COM       928551100    2,297   263,125 SH  N/A    Other      N/A      243,440        19,685
Wireless Ronin Technologies Inc.      COM       97652A203    2,987 1,199,630 SH  N/A    Other      N/A    1,070,825        128,805
XTO Energy, Inc.                      COM       98385X106    1,075    22,785 SH  N/A    Other      N/A       19,910         2,875
Zoran Corp.                           COM       98975F101    2,917   271,120 SH  N/A    Other      N/A      241,325        29,795
REPORT SUMMARY                        105                  340,037


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